                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2012
Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MILL ROAD CAPITAL MANAGEMENT LLC
Address:  382 GREENWICH AVENUE, SUITE ONE
          GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SCOTT SCHARFMAN
Title:    MANAGEMENT COMMITTEE DIRECTOR
Phone:    (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Scott Scharfman                     Greenwich, CT       August 14, 2012
-------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

B4038003.v2

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $112,937
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number         Name
---  ---------------------------  -------------------------------------------

1    028-14344                    MILL ROAD CAPITAL GP LLC

B4038003.v2

       MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

COLUMN 1                      COLUMN 2 COLUMN 3  COLUMN 4          COLUMN 5             COLUMN 6   COLUMN 7       COLUMN 8
--------                      -------- --------- -------- --------------------------- ------------ -------- ---------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF            VALUE   SHRS OR PRN                  INVESTMENT   OTHER   ---------------------
NAME OF ISSUER                 CLASS    CUSIP    (X$1000)     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGER  SOLE SHARED   NONE
--------------                -------- --------- -------- ----------- ------ -------- ------------ -------- ---- ------ ---------
ASTRO-MED INC NEW             COM      04638F108      564      70,820   SH            SHARED-OTHER    1                    70,820
ALLIED MOTION TECHNOLOGIES
  INC                         COM      019330109      577      96,151   SH            SHARED-OTHER    1                    96,151
AMERICAN PAC CORP             COM      028740108    7,476     713,370   SH            SHARED-OTHER    1                   713,370
CACHE INC                     COM NEW  127150308    1,912     415,680   SH            SHARED-OTHER    1                   415,680
CROWN CRAFTS INC              COM      228309100    4,854     876,131   SH            SHARED-OTHER    1                   876,131
COLDWATER CREEK INC           COM      193068103      958   1,754,257   SH            SHARED-OTHER    1                 1,754,257
DESTINATION MATERNITY CORP    COM      25065D100   28,126   1,302,126   SH            SHARED-OTHER    1                 1,302,126
BARRY R G CORP OHIO           COM      068798107    8,715     641,286   SH            SHARED-OTHER    1                   641,286
EDAC TECHNOLOGIES CORP        COM      279285100      355      31,443   SH            SHARED-OTHER    1                    31,443
AMBASSADORS GROUP INC         COM      023177108    4,415     811,624   SH            SHARED-OTHER    1                   811,624
PHYSICIANS FORMULA HLDGS INC  COM      719427106    8,709   2,516,943   SH            SHARED-OTHER    1                 2,516,943
GAIAM INC                     CL A     36268Q103    3,873     993,017   SH            SHARED-OTHER    1                   993,017
GAMING PARTNERS INTL CORP     COM      36467A107    2,432     393,540   SH            SHARED-OTHER    1                   393,540
HARVARD BIOSCIENCE INC        COM      416906105    1,821     483,067   SH            SHARED-OTHER    1                   483,067
HARRIS INTERACTIVE INC        COM      414549105    5,320   4,707,725   SH            SHARED-OTHER    1                 4,707,725
J ALEXANDERS CORP             COM      466096104    3,112     273,964   SH            SHARED-OTHER    1                   273,964
LECROY CORP                   COM      52324W109    2,032     142,500   SH            SHARED-OTHER    1                   142,500
LIFETIME BRANDS INC           COM      53222Q103    2,487     199,462   SH            SHARED-OTHER    1                   199,462
LYDALL INC DEL                COM      550819106    6,931     512,672   SH            SHARED-OTHER    1                   512,672
LEARNING TREE INTL INC        COM      522015106    2,454     562,932   SH            SHARED-OTHER    1                   562,932
MATERIAL SCIENCES CORP        COM      576674105    2,234     272,403   SH            SHARED-OTHER    1                   272,403
MOD PAC CORP                  COM      607495108      142      28,601   SH            SHARED-OTHER    1                    28,601
NATIONAL TECHNICAL SYS INC    COM      638104109    8,651   1,362,556   SH            SHARED-OTHER    1                 1,362,556
SMTC CORP                     COM NEW  832682207    2,488     753,979   SH            SHARED-OTHER    1                   753,979
SPARTON CORP                  COM      847235108      495      50,000   SH            SHARED-OTHER    1                    50,000
SPAN AMER MED SYS INC         COM      846396109      260      14,759   SH            SHARED-OTHER    1                    14,759
SUMMER INFANT INC             COM      865646103      288      87,784   SH            SHARED-OTHER    1                    87,784
MANAGEMENT NETWORK GROUP INC  COM NEW  561693201    1,256     589,507   SH            SHARED-OTHER    1                   589,507
                                                  112,937

                                   3837895.7